Net interest revenue (Tables)	12 Months Ended
Dec. 31, 2019
Interest Revenue (Expense), Net [Abstract]
Components of Net Interest Revenue

The following table provides the components of net interest revenue presented on the consolidated income statement.

Net interest revenue	Year ended Dec. 31,
(in millions)	2019	2018	2017
Interest revenue
Deposits with the Federal Reserve and other central banks	$448	$531	$319
Deposits with banks	265	219	120
Federal funds sold and securities purchased under resale agreements	2,154	1,116	423
Margin loans	454	510	343
Non-margin loans	1,335	1,356	1,077
Securities:
Taxable	2,701	2,520	1,977
Exempt from federal income taxes	36	54	64
Total securities	2,737	2,574	2,041
Trading securities	155	126	59
Total interest revenue	7,548	6,432	4,382
Interest expense
Deposits in domestic offices	958	537	107
Deposits in foreign offices	636	340	55
Federal funds purchased and securities sold under repurchase agreements	1,437	758	225
Trading liabilities	35	29	7
Other borrowed funds	59	58	26
Commercial paper	55	51	29
Customer payables	238	191	64
Long-term debt	942	857	561
Total interest expense	4,360	2,821	1,074
Net interest revenue	3,188	3,611	3,308
Provision for credit losses	(25)	(11)	(24)
Net interest revenue after provision for credit losses	$3,213	$3,622	$3,332